Earnings (Loss) Per Share (Details) - Schedule net earnings (loss) per basic and diluted share - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator
Net loss	$ (3,356,956)	$ (3,504,002)	$ (1,074,911)	$ (1,519,682)	$ (6,860,958)	$ (2,594,593)
Denominator
Weighted average shares used to compute basic EPS	680,600		678,400		680,600	678,400
Dilutive effect of stock-based awards
Weighted average shares used to compute diluted EPS	680,600		678,400		680,600	678,400
Loss per share
Basic	$ (4.93)		$ (1.58)		$ (10.08)	$ (3.82)
Diluted	$ (4.93)		$ (1.58)		$ (10.08)	$ (3.82)